Pension Plans (Details) - Schedule of cash flow for post-employment benefits - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
a) Fair value of plan assets
Opening balance	$ 7,127	$ 7,200	$ 8,224	$ 7,195
Expected yield of insurance contracts	211		640	385
Employer contributions	337		995	870
Actuarial (gain) losses
Premiums paid
Benefits paid	(856)		(2,659)	(226)
Fair value of plan assets at year end	6,819	6,819	7,200	8,224
b) Present value of obligations
Present value of obligations opening balance	(6,633)	(6,678)	(7,551)	(6,525)
Net incorporation of Group companies
Service cost	356		873	(1,026)
Interest cost
Curtailment/settlement effect
Benefits paid
Past service cost
Actuarial (gain) losses
Other
Present value of obligations at year end	(6,277)	(6,277)	(6,678)	(7,551)
Net balance at year end	$ 542	$ 542	$ 523	$ 673